Fair Value Measurement	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Fair Value Disclosures [Abstract]
Fair Value Measurement
(4)	Fair Value Measurement

Fair value measurement and disclosure guidance defines fair value as the price that would be received to sell the asset or transfer the liability in an orderly transaction (that is, not a forced liquidation or distressed sale) between market participants at the measurement date under current market conditions. This guidance provides additional information on determining when the volume and level of activity for the asset or liability has significantly decreased. The guidance also includes information on identifying circumstances when a transaction may not be considered orderly.

Fair value measurement and disclosure guidance provides a list of factors that a reporting entity should evaluate to determine whether there has been a significant decrease in the volume and level of activity for the asset or liability in relation to normal market activity for the asset or liability. When the reporting entity concludes there has been a significant decrease in the volume and level of activity for the asset or liability, further analysis of the information from that market is needed and significant adjustments to the related prices may be necessary to estimate fair value in accordance with the fair value measurement and disclosure guidance.

This guidance clarifies that when there has been a significant decrease in the volume and level of activity for the asset or liability, some transactions may not be orderly. In those situations, the entity must evaluate the weight of the evidence to determine whether the transaction is orderly. The guidance provides a list of circumstances that may indicate that a transaction is not orderly. A transaction price that is not associated with an orderly transaction is given little, if any, weight when estimating fair value.

Inputs to valuation techniques refer to the assumptions that market participants would use in measuring the fair value of an asset or liability. Inputs may be observable, meaning those that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from independent sources, or unobservable, meaning those that reflect the reporting entity’s own belief about the assumptions market participants would use in pricing the asset or liability based upon the best information available in the circumstances. Fair value measurement and disclosure guidance establishes a fair value hierarchy for valuation inputs that gives the highest priority to quoted prices in active markets for identical assets or liabilities and the lowest priority to unobservable inputs. An asset’s or liability’s placement in the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement or disclosure. The fair value hierarchy is as follows:

Level 1 Inputs—Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 Inputs—Quoted prices in markets that are not active, or inputs that are observable either directly or indirectly, for substantially the full term of the asset or liability;

Level 3 Inputs—Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (i.e., supported by little or no market activity).

A description of the valuation methodologies used for instruments measured at fair value, as well as the general classification of such instruments pursuant to the valuation hierarchy, is set forth below.

There were no transfers of assets between fair value Level 1 and Level 2 for the six months ended June 30, 2017 and 2016.

The following tables illustrate the assets measured at fair value on a recurring basis segregated by hierarchy fair value levels.

		Fair value measurements at June 30, 2017 using:
(Dollars in thousands)	Total carrying value at	Quoted prices in active markets	Significant other observable inputs	Significant unobservable inputs
Assets:	June 30, 2017	(Level 1)	(Level 2)	(Level 3)
Available-for-sale securities:
U.S. Treasury and U.S. government agencies	$41,771	$—	$41,771	$—
Mortgage-backed U.S. government agencies	28,239	—	28,239	—
State and political subdivision obligations	39,095	—	39,095	—
Corporate debt securities	1,105		1,105
Equity securities	1,143	1,143	—	—

Total	$111,353	$1,143	$110,210	$—

		Fair value measurements at December 31, 2016 using:
(Dollars in thousands)	Total carrying value at	Quoted prices in active markets	Significant other observable inputs	Significant unobservable inputs
Assets:	December 31, 2016	(Level 1)	(Level 2)	(Level 3)
Available-for-sale securities:
U.S. Treasury and U.S. government agencies	$47,012	$1,864	$45,148	$—
Mortgage-backed U.S. government agencies	25,619	—	25,619	—
State and political subdivision obligations	58,838	—	58,838	—
Corporate debt securities	1,100	—	1,100
Equity securities	1,056	1,056	—	—

Total	$133,625	$2,920	$130,705	$—

Certain financial assets and financial liabilities are measured at fair value on a nonrecurring basis; that is, the instruments are not measured at fair value on an ongoing basis, but are subject to fair value adjustments in certain circumstances (for example, when there is evidence of impairment).

The following tables illustrate the assets measured at fair value on a nonrecurring basis segregated by hierarchy fair value levels.

		Fair value measurements at June 30, 2017 using:
(Dollars in thousands) Assets:	Total carrying value at June 30, 2017	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Impaired Loans	$2,061	$—	$—	$2,061
Foreclosed Assets Held for Sale	—	—	—	—
Mortgage Servicing Rights	135	—	—	135

		Fair value measurements at December 31, 2016 using:
(Dollars in thousands) Assets:	Total carrying value at December 31, 2016	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Impaired Loans	$2,404	$—	$—	$2,404
Foreclosed Assets Held for Sale	135	—	—	135
Mortgage Servicing Rights	144	—	—	144

The following tables present additional quantitative information about assets measured at fair value on a nonrecurring basis and for which Mid Penn has utilized Level 3 inputs to determine the fair value.

(Dollars in thousands)	Quantitative Information about Level 3 Fair Value Measurements
June 30, 2017	Fair Value Estimate	Valuation Technique	Unobservable Input	Range	Weighted Average
Impaired Loans	$2,061	Appraisal of collateral (a)	Appraisal adjustments (b)	26% - 43%	35%
Foreclosed Assets Held for Sale	—	Appraisal of collateral (a), (c)	Appraisal adjustments (b)	0% - 0%	0%
Mortgage Servicing Rights	135	Multiple of annual service fee	Estimated prepayment speed based on rate and term	210% - 400%	365%

(Dollars in thousands)	Quantitative Information about Level 3 Fair Value Measurements
December 31, 2016	Fair Value Estimate	Valuation Technique	Unobservable Input	Range	Weighted Average
Impaired Loans	$2,404	Appraisal of collateral (a)	Appraisal adjustments (b)	11% - 70%	30%
Foreclosed Assets Held for Sale	135	Appraisal of collateral (a), (c)	Appraisal adjustments (b)	26% - 31%	27%
Mortgage Servicing Rights	144	Multiple of annual service fee	Estimated prepayment speed based on rate and term	210% - 400%	365%

(a)	Fair value is generally determined through independent appraisals of the underlying collateral, which generally includes various level 3 inputs which are not observable.
(b)	Appraisals may be adjusted downward by management for qualitative factors such as economic conditions and estimated liquidation expenses. The range of liquidation expenses and other appraisal adjustments are presented as a percent of the appraisal. Higher downward adjustments are caused by negative changes to the collateral or conditions in the real estate market, actual offers or sales contracts received, or age of the appraisal.
(c)	Includes qualitative adjustments by management and estimated liquidation expenses.

The following methodologies and assumptions were used to estimate the fair value of Mid Penn’s financial instruments:

Cash and Cash Equivalents:

The carrying value of cash and cash equivalents is considered to be a reasonable estimate of fair value.

Interest-bearing Balances with other Financial Institutions:

The estimate of fair value was determined by comparing the present value of quoted interest rates on like deposits with the weighted average yield and weighted average maturity of the balances.

Securities Available for Sale:

The fair value of securities classified as available-for-sale is determined by obtaining quoted market prices on nationally recognized securities exchanges (Level 1), or matrix pricing (level 2), which is a mathematical technique used widely in the industry to value debt securities without relying exclusively on quoted market prices for the specific securities but rather relying on the securities’ relationship to other benchmark quoted prices.

Held-to-Maturity Securities:

The fair values of held-to-maturity securities are based on a market approach using observable inputs such as benchmark yields and securities, reported trades, issuer spreads, current bids and offers, monthly payment information and collateral performance.

Loans Held for Sale:

The fair values of mortgage loans originated and intended for sale in the secondary market are carried at fair value, as determined by outstanding commitments from investors.

Impaired Loans (included in “Net Loans and Leases” in the following tables):

Mid Penn’s rating system assumes any loans classified as substandard and nonaccrual to be impaired, and all of these loans are considered collateral dependent; therefore, all of Mid Penn’s impaired loans, whether reporting a specific allowance allocation or not, are considered collateral dependent.

It is Mid Penn’s policy to obtain updated third party valuations on all impaired loans collateralized by real estate within 30 days of the credit being classified as substandard nonaccrual. Prior to receipt of the updated real estate valuation Mid Penn will use any existing real estate valuation to determine any potential allowance for loan loss issues; however no allowance recommendation will be made until Mid Penn is in receipt of the updated valuation.

In some instances Mid Penn is not holding real estate as collateral and is relying on business assets (personal property) for repayment. In these circumstances a collateral inspection is performed by Mid Penn personnel to determine an estimated value. The value is based on net book value, as provided by the financial statements, and discounted accordingly based on determinations made by management. Occasionally, Mid Penn will employ an outside service to provide a fair estimate of value based on auction sales or private sales. Management reviews the estimates of these third parties and discounts them accordingly based on management’s judgment, if deemed necessary. Mid Penn considers the estimates used in its impairment analysis to be Level 3 inputs.

Mid Penn actively monitors the values of collateral on impaired loans. This monitoring may require the modification of collateral values, either in a positive or negative way, due to the passage of time or some other change in one or more valuation inputs. Collateral values for impaired loans will be reassessed by management at least every 12 months for possible revaluation by an independent third party.

Loans:

For variable rate loans that reprice frequently and which entail no significant changes in credit risk, carrying values approximated fair value. The fair value of other loans are estimated by calculating the present value of the cash flow difference between the current rate and the market rate, for the average maturity, discounted quarterly at the market rate.

Foreclosed Assets Held for Sale:

Certain assets included in foreclosed assets held for sale are carried at fair value and accordingly is presented as measured on a non-recurring basis. Values are estimated using Level 3 inputs, based on appraisals that consider the sales prices of property in the proximate vicinity.

Accrued Interest Receivable and Payable:

The carrying amount of accrued interest receivable and payable approximates their fair values.

Restricted Investment in Bank Stocks:

The carrying amount of required and restricted investment in correspondent bank stock approximates fair value, and considers the limited marketability of such securities.

Mortgage Servicing Rights:

The fair value of servicing rights is based on the present value of estimated future cash flows on pools of mortgages stratified by rate and maturity date.

Deposits:

The fair value for demand deposits (e.g., interest and noninterest checking, savings, and money market deposit accounts) is, by definition, equal to the amount payable on demand at the reporting date (i.e. their carrying amounts). Fair value for fixed-rate certificates of deposit was estimated using a discounted cash flow calculation by combining all fixed-rate certificates into a pool with a weighted average yield and a weighted average maturity for the pool and comparing the pool with interest rates currently being offered on a similar maturity.

Short-term Borrowings:

Because of time to maturity, the estimated fair value of short-term borrowings approximates the book value.

Long-term and Subordinated Debt:

The estimated fair values of long-term and subordinated debt were determined using discounted cash flow analysis, based on currently available borrowing rates for similar types of borrowing arrangements.

Commitments to Extend Credit and Letters of Credit:

The fair value of commitments to extend credit is estimated using the fees currently charged to enter into similar agreements, taking into account market interest rates, the remaining terms and present credit worthiness of the counterparties. The fair value of guarantees and letters of credit is based on fees currently charged for similar agreements.

The following table summarizes the carrying value and fair value of financial instruments at June 30, 2017 and December 31, 2016.

(Dollars in thousands)	June 30, 2017		December 31, 2016
	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial assets:
Cash and cash equivalents	$29,179	$29,179	$45,973	$45,973
Available-for-sale investment securities	111,353	111,353	133,625	133,625
Held-to-maturity investment securities	71,096	71,199	—	—
Loans held for sale	2,369	2,369	1,959	1,959
Net loans and leases	854,594	874,192	806,741	824,293
Restricted investment in bank stocks	3,985	3,985	2,443	2,443
Accrued interest receivable	3,991	3,991	3,928	3,928
Mortgage servicing rights	135	135	144	144

Financial liabilities:
Deposits	$987,468	$988,200	$935,373	$935,075
Short-term borrowings	21,468	21,468	—	—
Long-term debt	13,467	12,149	13,581	13,614
Subordinated debt	7,419	7,420	7,414	7,534
Accrued interest payable	788	788	515	515
Off-balance sheet financial instruments:
Commitments to extend credit	$—	$—	$—	$—
Financial standby letters of credit	—	—	—	—

The following tables present the carrying amount, fair value, and placement in the fair value hierarchy of Mid Penn’s financial instruments as of June 30, 2017 and December 31, 2016. Carrying values approximate fair values for cash and cash equivalents, interest-bearing time balances with other financial institutions, loans held for sale, restricted investment in bank stocks, mortgage servicing rights, accrued interest receivable and payable, and short-term borrowings. Other than cash and cash equivalents, which are considered Level 1 Inputs and mortgage servicing rights, which are Level 3 Inputs, these instruments are Level 2 Inputs. These tables exclude financial instruments for which the carrying amount approximates fair value, not previously disclosed.

			Fair Value Measurements
(Dollars in thousands) June 30, 2017	Carrying Amount	Fair Value	Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Financial instruments—assets
Held-to-maturity investment securities	$71,096	$71,199	$—	$71,199	$—
Net loans and leases	854,594	874,192	—	—	874,192

Financial instruments—liabilities
Deposits	$987,468	$988,200	$—	$988,200	$—
Short-term borrowings	21,468	21,468		21,468
Long-term debt	13,467	12,149	—	12,149	—
Subordinated debt	7,419	7,420	—	7,420	—

			Fair Value Measurements
(Dollars in thousands) December 31, 2016	Carrying Amount	Fair Value	Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Financial instruments—assets
Net loans and leases	$806,741	$824,293	$—	$—	$824,293

Financial instruments—liabilities
Deposits	$935,373	$935,075	$—	$935,075	$—
Long-term debt	13,581	13,614	—	13,614	—
Subordinated debt	$7,414	$7,534		$7,534

(14)	Fair Value Measurement

Fair value measurement and disclosure guidance defines fair value as the price that would be received to sell the asset or transfer the liability in an orderly transaction (that is, not a forced liquidation or distressed sale) between market participants at the measurement date under current market conditions. This guidance provides additional information on determining when the volume and level of activity for the asset or liability has significantly decreased. The guidance also includes information on identifying circumstances when a transaction may not be considered orderly.

Fair value measurement and disclosure guidance provides a list of factors that a reporting entity should evaluate to determine whether there has been a significant decrease in the volume and level of activity for the asset or liability in relation to normal market activity for the asset or liability. When the reporting entity concludes there has been a significant decrease in the volume and level of activity for the asset or liability, further analysis of the information from that market is needed and significant adjustments to the related prices may be necessary to estimate fair value in accordance with the fair value measurement and disclosure guidance.

This guidance clarifies that when there has been a significant decrease in the volume and level of activity for the asset or liability, some transactions may not be orderly. In those situations, the entity must evaluate the weight of the evidence to determine whether the transaction is orderly. The guidance provides a list of circumstances that may indicate that a transaction is not orderly. A transaction price that is not associated with an orderly transaction is given little, if any, weight when estimating fair value.

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Inputs to valuation techniques refer to the assumptions that market participants would use in pricing the asset or liability. Inputs may be observable, meaning those that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from independent sources, or unobservable, meaning those that reflect the reporting entity’s own belief about the assumptions market participants would use in pricing the asset or liability based upon the best information available in the circumstances. Fair value measurement and disclosure guidance establishes a fair value hierarchy for valuation inputs that gives the highest priority to quoted prices in active markets for identical assets or liabilities and the lowest priority to unobservable inputs. The fair value hierarchy is as follows:

Level 1 Inputs	-	Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 Inputs	-	Quoted prices in markets that are not active, or inputs that are observable either directly or indirectly, for substantially the full term of the asset or liability;

Level 3 Inputs	-	Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (i.e., supported by little or no market activity).

A description of the valuation methodologies used for instruments measured at fair value, as well as the general classification of such instruments pursuant to the valuation hierarchy, is set forth below.

There were no transfers of assets between fair value Level 1 and Level 2 for the years ended December 31, 2016 or 2015. The following tables illustrate the assets measured at fair value on a recurring basis segregated by hierarchy fair value levels:

		Fair value measurements at December 31, 2016 using:
	Total carrying value at	Quoted prices in active markets	Significant other observable inputs	Significant unobservable inputs
(Dollars in thousands)	December 31, 2016	(Level 1)	(Level 2)	(Level 3)
Assets:
U.S. Treasury and U.S. government agencies	$47,012	$1,864	$45,148	$—
Mortgage-backed U.S. government agencies	25,619	—	25,619	—
State and political subdivision obligations	58,838	—	58,838	—
Corporate debt securities	1,000	—	1,000	—
Equity securities	1,156	1,056	100	—

	$133,625	$2,920	$130,705	$—

		Fair value measurements at December 31, 2015 using:
	Total carrying value at	Quoted prices in active markets	Significant other observable inputs	Significant unobservable inputs
(Dollars in thousands)	December 31, 2015	(Level 1)	(Level 2)	(Level 3)
Assets:
U.S. Treasury and U.S. government agencies	$26,990	$1,861	$25,129	$—
Mortgage-backed U.S. government agencies	38,804	—	38,804	—
State and political subdivision obligations	66,617	—	66,617	—
Corporate debt securities	2,070	—	2,070	—
Equity securities	1,240	1,240	—	—

	$135,721	$3,101	$132,620	$—

Certain financial assets and financial liabilities are measured at fair value on a nonrecurring basis; that is, the instruments are not measured at fair value on an ongoing basis, but are subject to fair value adjustments in certain circumstances (for example, when there is evidence of impairment).

The following tables illustrate the assets measured at fair value on a nonrecurring basis segregated by hierarchy fair value levels.

		Fair value measurements at December 31, 2016 using:
(Dollars in thousands)	Total carrying value at	Quoted prices in active markets	Significant other observable inputs	Significant unobservable inputs
	December 31, 2016	(Level 1)	(Level 2)	(Level 3)
Assets:
Impaired Loans	$2,404	$—	$—	$2,404
Foreclosed Assets Held for Sale	135	—	—	135
Mortgage Servicing Rights	144	—	—	144

		Fair value measurements at December 31, 2015 using:
(Dollars in thousands)	Total carrying value at	Quoted prices in active markets	Significant other observable inputs	Significant unobservable inputs
	December 31, 2015	(Level 1)	(Level 2)	(Level 3)
Assets:
Impaired Loans	$2,088	$—	$—	$2,088
Foreclosed Assets Held for Sale	453	—	—	453
Mortgage Servicing Rights	174	—	—	174

The following tables present additional quantitative information about assets measured at fair value on a nonrecurring basis and for which Mid Penn has utilized Level 3 inputs to determine the fair value.

	Quantitative Information about Level 3 Fair Value Measurements
(Dollars in thousands) December 31, 2016	Fair Value Estimate	Valuation Technique	Unobservable Input	Range	Weighted Average
Impaired Loans	$2,404	Appraisal of collateral (a)	Appraisal adjustments (b)	11% -70%	30%
Foreclosed Assets Held for Sale	135	Appraisal of collateral (a), (c)	Appraisal adjustments (b)	26% - 31%	27%
Mortgage Servicing Rights	144	Multiple of annual service fee	Estimated prepayment speed based on rate and term	210% - 400%	365%

	Quantitative Information about Level 3 Fair Value Measurements
(Dollars in thousands) December 31, 2015	Fair Value Estimate	Valuation Technique	Unobservable Input	Range	Weighted Average
Impaired Loans	$2,088	Appraisal of collateral (a)	Appraisal adjustments (b)	11% - 60%	30%
Foreclosed Assets Held for Sale	453	Appraisal of collateral (a), (c)	Appraisal adjustments (b)	17% - 27%	26%
Mortgage Servicing Rights	174	Multiple of annual service fee	Estimated prepayment speed based on rate and term	210% - 400%	360%

(a)	Fair value is generally determined through independent appraisals of the underlying collateral, which generally includes various level 3 inputs which are not observable.
(b)	Appraisals may be adjusted downward by management for qualitative factors such as economic conditions and estimated liquidation expenses. The range of liquidation expenses and other appraisal adjustments are presented as a percent of the appraisal. Higher downward adjustments are caused by negative changes to the collateral or conditions in the real estate market, actual offers or sales contracts received, or age of the appraisal.
(c)	Includes qualitative adjustments by management and estimated liquidation expenses.

The following methodologies and assumptions were used to estimate the fair value of certain assets and liabilities:

Cash and Cash Equivalents:

The carrying value of cash and cash equivalents is considered to be a reasonable estimate of fair value.

Interest-bearing Balances with other Financial Institutions:

The estimate of fair value was determined by comparing the present value of quoted interest rates on like deposits with the weighted average yield and weighted average maturity of the balances.

Securities Available for sale:

The fair value of securities classified as available for sale is determined by obtaining quoted market prices on nationally recognized securities exchanges (Level 1), or matrix pricing (level 2), which is a mathematical technique used widely in the industry to value debt securities without relying exclusively on quoted market prices for the specific securities but rather relying on the securities’ relationship to other benchmark quoted prices.

Impaired Loans (included in “Net Loans and Leases” in the following tables):

Mid Penn’s rating system assumes any loans classified as substandard nonaccrual to be impaired, and most of these loans are considered collateral dependent; therefore, most of Mid Penn’s impaired loans, whether reporting a specific allocation or not, are considered collateral dependent.

It is Mid Penn’s policy to obtain updated third party valuations on all impaired loans collateralized by real estate as soon as practically possible of the credit being classified as substandard nonaccrual. Prior to receipt of the updated real estate valuation Mid Penn will use any existing real estate valuation to determine any potential allowance issues; however, no allowance recommendation will be made until Mid Penn is in receipt of the updated valuation.

In some instances Mid Penn is not holding real estate as collateral and is relying on business assets (personal property) for repayment. In these circumstances a collateral inspection is performed by Mid Penn personnel to determine an estimated value. The value is based on net book value, as provided by the financial statements, and discounted accordingly based on determinations made by management. Occasionally, Mid Penn will employ an outside service to provide a fair estimate of value based on auction sales or private sales. Management reviews the estimates of these third parties and discounts them accordingly based on management’s judgment, if deemed necessary. Mid Penn considers the estimates used in its impairment analysis to be Level 3 inputs.

Mid Penn actively monitors the values of collateral on impaired loans. This monitoring may require the modification of collateral values over time or changing circumstances by some factor, either positive or negative, from the original values. All collateral values will be assessed by management at least every 12 months for possible revaluation by an independent third party.

Loans:

For variable-rate loans that reprice frequently and which entail no significant changes in credit risk, carrying values approximated fair value. The fair value of other loans are estimated by calculating the present value of the cash flow difference between the current rate and the market rate, for the average maturity, discounted quarterly at the market rate.

Foreclosed Assets Held for Sale:

Assets included in foreclosed assets held for sale are carried at fair value, less costs to sell, and accordingly is presented as measured on a non-recurring basis. Values are estimated using Level 3 inputs, based on appraisals that consider the sales prices of property in the proximate vicinity.

Accrued Interest Receivable and Payable:

The carrying amount of accrued interest receivable and payable approximates their fair values.

Restricted Investment in Bank Stocks:

The carrying amount of required and restricted investment in correspondent bank stock approximates fair value, and considers the limited marketability of such securities.

Mortgage Servicing Rights:

The fair value of servicing rights is based on the present value of estimated future cash flows on pools of mortgages stratified by rate and maturity date.

Deposits:

The fair value for demand deposits (e.g., interest and noninterest checking, savings, and money market deposit accounts) is by definition, equal to the amount payable on demand at the reporting date (i.e. their carrying amounts). Fair value for fixed-rate certificates of deposit was estimated using a discounted cash flow calculation by combining all fixed-rate certificates into a pool with a weighted average yield and a weighted average maturity for the pool and comparing the pool with interest rates currently being offered on a similar maturity.

Short-term Borrowings:

Because of time to maturity, the estimated fair value of short-term borrowings approximates the book value.

Long-term Borrowings and Subordinated Debt:

The estimated fair values of long-term borrowings and subordinated debt were determined using discounted cash flow analysis, based on currently available borrowing rates for similar types of borrowing arrangements.

Commitments to Extend Credit and Letters of Credit:

The fair value of commitments to extend credit is estimated using the fees currently charged to enter into similar agreements, taking into account market interest rates, the remaining terms and present credit worthiness of the counterparties. The fair value of guarantees and letters of credit is based on fees currently charged for similar agreements.

The following table summarizes the carrying value and fair value of financial instruments at December 31, 2016 and 2015.

(Dollars in thousands)	December 31, 2016		December 31, 2015
	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial assets:
Cash and cash equivalents	$45,973	$45,973	$13,284	$13,284
Interest-bearing time balances with other financial institutions	—	—	4,317	4,317
Available for sale investment securities	133,625	133,625	135,721	135,721
Net loans and leases	806,741	824,293	730,345	738,773
Restricted investment in bank stocks	2,443	2,443	4,266	4,266
Accrued interest receivable	3,928	3,928	3,813	3,813
Mortgage servicing rights	144	144	174	174
Financial liabilities:
Deposits	$935,373	$935,075	$777,043	$777,320
Short-term borrowings	—	—	31,596	31,596
Long-term debt	13,581	13,614	40,305	39,626
Subordinated debt	7,414	7,534	7,500	7,500
Accrued interest payable	515	515	390	390
Off-balance sheet financial instruments:
Commitments to extend credit	$—	$—	$—	$—
Financial standby letters of credit	—	—	—	—

The following presents the carrying amount, fair value, and placement in the fair value hierarchy of Mid Penn’s financial instruments as of December 31, 2016 and 2015. Carrying values approximate fair values for cash and cash equivalents, interest-bearing time balances with other financial institutions, restricted investment in bank stocks, mortgage servicing rights, accrued interest receivable and payable, short-term borrowings, and subordinated debt. Other than cash and cash equivalents, which are considered Level 1 Inputs, these instruments are Level 2 Inputs. The following tables exclude financial instruments for which the placement in the fair value hierarchy has been disclosed elsewhere or for which the carrying amount approximates fair value.

			Fair Value Measurements
(Dollars in thousands) December 31, 2016	Carrying Amount	Fair Value	Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Financial instruments—assets
Net loans and leases	$806,741	$824,293	$—	$—	$824,293
Financial instruments—liabilities
Deposits	$935,373	$935,075	$—	$935,075	$—
Long-term debt	13,581	13,614	—	13,614	—

			Fair Value Measurements
(Dollars in thousands) December 31, 2015	Carrying Amount	Fair Value	Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Financial instruments—assets
Net loans and leases	$730,345	$738,773	$—	$—	$738,773
Financial instruments—liabilities
Deposits	$777,043	$777,320	$—	$777,320	$—
Long-term debt	40,305	39,626	—	39,626	—